Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	ZipRecruiter, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40406
Entity Tax Identification Number	27-2976158
Entity Address, Address Line One	3000 Ocean Park Blvd.,
Entity Address, City or Town	Santa Monica,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90405
City Area Code	877
Local Phone Number	252-1062
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.00001 par value per share
Trading Symbol	ZIP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001617553
Amendment Flag	false
Entity Address, Address Line Two	Suite 3000,